Schedule of Amortization Expense of Intangible Assets (Details) - USD ($)	Jul. 31, 2022	Jul. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
2023	$ 69,882
2024	69,882
2025	69,882
2026	69,882
2027	69,882
Thereafter	29,119
Total	$ 378,529	$ 448,412